Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information Disclosure [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

As of December 31, 2011, the Company had $1.1 billion of 7.375% Senior Notes due 2017, $1.2 billion of 7.625% Senior Notes due 2018, $700 million of 8.50% Senior Notes due 2019, $800 million of 7.625%Senior Notes due 2019, $1.1 billion of 8.25% Senior Notes due 2020, and $1.2 billion of 7.875% Senior Notes due 2021. These notes are guaranteed by certain of NRG's current and future wholly-owned domestic subsidiaries, or guarantor subsidiaries.

Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of December 31, 2011:

Arthur Kill Power LLC	NEO Power Services Inc.	NRG Retail LLC
Astoria Gas Turbine Power LLC	New Genco GP, LLC	NRG Rockford Acquisition LLC
Cabrillo Power I LLC	Norwalk Power LLC	NRG Saguaro Operations Inc.
Cabrillo Power II LLC	NRG Affiliate Services Inc.	NRG Services Corporation
Carbon Management Solutions LLC	NRG Artesian Energy LLC	NRG SimplySmart Solutions LLC
Clean Edge Energy LLC	NRG Arthur Kill Operations Inc.	NRG South Central Affiliate Services Inc.
Conemaugh Power LLC	NRG Astoria Gas Turbine Operations Inc.	NRG South Central Generating LLC
Connecticut Jet Power LLC	NRG Bayou Cove LLC	NRG South Central Operations Inc.
Cottonwood Development LLC	NRG Cabrillo Power Operations Inc.	NRG South Texas LP
Cottonwood Energy Company LP	NRG California Peaker Operations LLC	NRG Texas LLC
Cottonwood Generating Partners I LLC	NRG Cedar Bayou Development Company, LLC	NRG Texas C&I Supply LLC
Cottonwood Generating Partners II LLC	NRG Connecticut Affiliate Services Inc.	NRG Texas Holding Inc.
Cottonwood Generating Partners III LLC	NRG Construction LLC	NRG Texas Power LLC
Cottonwood Technology Partners LP	NRG Development Company Inc.	NRG West Coast LLC
Devon Power LLC	NRG Devon Operations Inc.	NRG Western Affiliate Services Inc.
Dunkirk Power LLC	NRG Dunkirk Operations Inc.	O'Brien Cogeneration, Inc. II
Eastern Sierra Energy Company	NRG El Segundo Operations Inc.	ONSITE Energy, Inc.
Elbow Creek Wind Project LLC	NRG Energy Labor Services LLC	Oswego Harbor Power LLC
Energy Plus Holdings LLC	NRG Energy Services Group LLC	Pennywise Power LLC
Energy Plus Natural Gas LLC	NRG Energy Services LLC	RE Retail Receivable LLC
El Segundo Power LLC	NRG Generation Holdings Inc.	Reliant Energy Northeast LLC
El Segundo Power II, LLC	NRG Huntley Operations Inc.	Reliant Energy Power Supply LLC
Energy Protection Insurance Company	NRG Ilion Limited Partnership	Reliant Energy Retail Holdings LLC
GCP Funding Company LLC	NRG Ilion LP LLC	Reliant Energy Retail Services LLC
Green Mountain Energy Company	NRG International LLC	Reliant Energy Texas Retail LLC
Huntley Power LLC	NRG Maintenance Services LLC	RERH Holdings LLC
Independence Energy Alliance LLC	NRG Mextrans Inc.	Saguaro Power LLC
Independence Energy Group LLC	NRG MidAtlantic Affiliate Services Inc.	Somerset Operations Inc.
Independence Energy Natural Gas LLC	NRG Middletown Operations Inc.	Somerset Power LLC
Indian River Operations Inc.	NRG Montville Operations Inc.	Texas Genco Financing Corp.
Indian River Power LLC	NRG New Jersey Energy Sales LLC	Texas Genco GP, LLC
Keystone Power LLC	NRG New Roads Holdings LLC	Texas Genco Holdings, Inc.
Langford Wind Power, LLC	NRG North Central Operations Inc.	Texas Genco LP, LLC
Louisiana Generating LLC	NRG Northeast Affiliate Services Inc.	Texas Genco Operating Services LLC
Meriden Gas Turbines LLC	NRG Norwalk Harbor Operations Inc.	Texas Genco Services, LP
Middletown Power LLC	NRG Operating Services, Inc.	Vienna Operations, Inc.
Montville Power LLC	NRG Oswego Harbor Power Operations Inc.	Vienna Power LLC
NEO Corporation	NRG PacGen Inc.	WCP (Generation) Holdings LLC
NEO Freehold-Gen LLC	NRG Power Marketing LLC	West Coast Power LLC
The non-guarantor subsidiaries include all of NRG's foreign subsidiaries and certain domestic subsidiaries. NRG conducts much of its business through and derives much of its income from its subsidiaries. Therefore, the Company's ability to make required payments with respect to its indebtedness and other obligations depends on the financial results and condition of its subsidiaries and NRG's ability to receive funds from its subsidiaries. Except for NRG Bayou Cove, LLC, which is subject to certain restrictions under the Company's Peaker financing agreements, there are no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to NRG. In addition, there may be restrictions for certain non-guarantor subsidiaries.

The following condensed consolidating financial information presents the financial information of NRG Energy, Inc., the guarantor subsidiaries and the non-guarantor subsidiaries in accordance with Rule 3-10 under the Securities and Exchange Commission's Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or non-guarantor subsidiaries operated as independent entities.

In this presentation, NRG Energy, Inc. consists of parent company operations. Guarantor subsidiaries and non-guarantor subsidiaries of NRG are reported on an equity basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis.

NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2011

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations (a)	Consolidated Balance
	(In millions)
Operating Revenues
Total operating revenues	$8,730	$381	$—	$(32)	$9,079
Operating Costs and Expenses
Cost of operations	6,430	266	—	(21)	6,675
Depreciation and amortization	843	40	13	—	896
Impairment charge on emission allowances	160	—	—	—	160
Selling, general and administrative	393	27	252	(4)	668
Development costs	—	(1)	46	—	45
Total operating costs and expenses	7,826	332	311	(25)	8,444
Operating Income/(Loss)	904	49	(311)	(7)	635
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	24	(7)	593	(610)	—
Equity in earnings of unconsolidated affiliates	10	25	—	—	35
Impairment charge on investment	(495)	—	—	—	(495)
Other income, net	2	13	4	—	19
Loss on debt extinguishment and refinancing	—	—	(175)	—	(175)
Interest expense	(59)	(56)	(550)	—	(665)
Total other expense	(518)	(25)	(128)	(610)	(1,281)
Income/(Loss) Before Income Taxes	386	24	(439)	(617)	(646)
Income tax (benefit)/expense	(214)	7	(636)	—	(843)
Net Income/(Loss) attributable to NRG Energy, Inc.	$600	$17	$197	$(617)	$197

(a)	All significant intercompany transactions have been eliminated in consolidation.
NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
For the Year Ended December 31, 2011

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
	(In millions)
Net Income/(Loss)	$600	$17	$197	$(617)	$197
Other comprehensive (loss)/income, net of tax
Unrealized (loss)/gain on derivatives, net	(303)	(27)	(345)	366	(309)
Foreign currency translation adjustments, net	—	(2)	—	—	(2)
Available-for-sale securities, net	—	—	(1)	—	(1)
Defined benefit plan, net	(34)	—	(12)	—	(46)
Other comprehensive (loss)/income	(337)	(29)	(358)	366	(358)
Comprehensive income/(loss) attributable to NRG Energy, Inc.	263	(12)	(161)	(251)	(161)
Dividends for preferred shares	—	—	9	—	9
Comprehensive income/(loss) available for common stockholders	$263	$(12)	$(170)	$(251)	$(170)

(a)	All significant intercompany transactions have been eliminated in consolidation.

NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2011

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$44	$85	$976	$—	$1,105
Funds deposited by counterparties	258	—	—	—	258
Restricted cash	8	231	53	—	292
Accounts receivable-trade, net	789	45	—	—	834
Inventory	300	8	—	—	308
Derivative instruments	4,222	—	—	(6)	4,216
Cash collateral paid in support of energy risk management activities	311	—	—	—	311
Prepayments and other current assets	1,229	28	(983)	(1)	273
Total current assets	7,161	397	46	(7)	7,597
Net Property, Plant and Equipment	10,456	3,116	67	(18)	13,621
Other Assets
Investment in subsidiaries	225	491	16,169	(16,885)	—
Equity investments in affiliates	33	607	—	—	640
Capital leases and notes receivable, less current portion	1	341	172	(172)	342
Goodwill	1,886	—	—	—	1,886
Intangible assets, net	1,340	84	33	(38)	1,419
Nuclear decommissioning trust fund	424	—	—	—	424
Derivative instruments	450	—	—	—	450
Other non-current assets	55	72	209	—	336
Total other assets	4,414	1,595	16,583	(17,095)	5,497
Total Assets	$22,031	$5,108	$16,696	$(17,120)	$26,715
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt and capital leases	$—	$72	$15	$—	$87
Accounts payable	(407)	122	1,093	—	808
Derivative instruments	3,712	23	22	(6)	3,751
Deferred income taxes	534	(51)	(356)	—	127
Cash collateral received in support of energy risk management activities	258	—	—	—	258
Accrued expenses and other current liabilities	371	23	247	(1)	640
Total current liabilities	4,468	189	1,021	(7)	5,671
Other Liabilities
Long-term debt and capital leases	264	1,999	7,654	(172)	9,745
Nuclear decommissioning reserve	335	—	—	—	335
Nuclear decommissioning trust liability	254	—	—	—	254
Postretirement and other benefit obligations	367	—	33	—	400
Deferred income taxes	950	273	166	—	1,389
Derivative instruments	394	66	4	—	464
Out-of-market commodity contracts	208	6	—	(31)	183
Other non-current liabilities	177	96	83	—	356
Total non-current liabilities	2,949	2,440	7,940	(203)	13,126
Total liabilities	7,417	2,629	8,961	(210)	18,797
3.625% Preferred Stock	—	—	249	—	249
Stockholders' Equity	14,614	2,479	7,486	(16,910)	7,669
Total Liabilities and Stockholders' Equity	$22,031	$5,108	$16,696	$(17,120)	$26,715

(a)	All significant intercompany transactions have been eliminated in consolidation.
NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2011

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
	(In millions)
Cash Flows from Operating Activities
Net income	$600	$17	$197	$(617)	$197
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity in earnings of unconsolidated affiliates and consolidated subsidiaries	(11)	3	776	(759)	9
Depreciation and amortization	843	40	13	—	896
Provision for bad debts	59	—	—	—	59
Amortization of nuclear fuel	39	—	—	—	39
Amortization of financing costs and debt discounts/premiums	—	6	26	—	32
Loss on debt extinguishment	—	—	58	—	58
Amortization of intangibles and out-of-market contracts.	166	1	—	—	167
Changes in deferred income taxes and liability for uncertain tax benefits	(214)	7	(652)	—	(859)
Changes in nuclear decommissioning liability	20	—	—	—	20
Changes in derivative instruments	(137)	(1)	—	—	(138)
Impairment charges and asset write downs	648	9	—	—	657
Loss on disposals and sales of assets	13	1	—	—	14
Amortization of unearned equity compensation	—	—	28	—	28
Other assets and liabilities	(1,405)	211	1,174	7	(13)
Net Cash Provided/(Used) by Operating Activities	621	294	1,620	(1,369)	1,166
Cash Flows from Investing Activities
Intercompany loans to subsidiaries	796	—	287	(1,083)	—
Investment in Subsidiaries	—	(1,300)	—	1,300	—
Acquisition of business, net of cash acquired	—	(115)	(262)	—	(377)
Capital expenditures	(383)	(1,882)	(45)	—	(2,310)
Increase in restricted cash, net	(5)	(29)	(1)	—	(35)
Increase in restricted cash - U.S. DOE projects	—	(162)	(53)	—	(215)
Decrease in notes receivable	—	12	—	—	12
Purchases of emission allowances, net of proceeds	(19)	—	—	—	(19)
Investments in nuclear decommissioning trust fund securities	(406)	—	—	—	(406)
Proceeds from sales of nuclear decommissioning trust fund securities	385	—	—	—	385
Proceeds/(purchases) from sale of assets, net	13	(6)	—	—	7
Equity investment in unconsolidated affiliates	(2)	(64)	—	—	(66)
Other	(2)	(8)	(13)	—	(23)
Net Cash Provided/(Used) by Investing Activities	377	(3,554)	(87)	217	(3,047)
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	(1,112)	825	(796)	1,083	—
Payment of dividends to preferred stockholders	—	—	(9)	—	(9)
Payments of intercompany dividends	(65)	(4)	—	69	—
Payment for treasury stock	—	—	(430)	—	(430)
Net payments to settle acquired derivatives that include financing elements	(83)	—	—	—	(83)
Proceeds from issuance of long-term debt	138	1,290	4,796	—	6,224
Decrease in restricted cash supporting funded letter of credit facility	—	1,300	—	—	1,300
Payment for settlement of funded letter of credit	—	—	(1,300)	—	(1,300)
Cash proceeds from noncontrolling interest in subsidiaries	—	29	—	—	29
Proceeds from issuance of common stock	—	—	2	—	2
Payment of debt issuance and hedging costs	—	(92)	(115)	—	(207)
Payments for short and long-term debt	—	(116)	(5,377)	—	(5,493)
Net Cash (Used)/Provided by Financing Activities	(1,122)	3,232	(3,229)	1,152	33
Effect of exchange rate changes on cash and cash equivalents	—	2	—	—	2
Net Decrease in Cash and Cash Equivalents	(124)	(26)	(1,696)	—	(1,846)
Cash and Cash Equivalents at Beginning of Period	168	111	2,672	—	2,951
Cash and Cash Equivalents at End of Period	$44	$85	$976	$—	$1,105

(a)	All significant intercompany transactions have been eliminated in consolidation.

NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2010

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations (a)	Consolidated Balance
	(In millions)
Operating Revenues
Total operating revenues	$8,507	$374	$—	$(32)	$8,849
Operating Costs and Expenses
Cost of operations	5,849	256	—	(32)	6,073
Depreciation and amortization	796	32	10	—	838
Selling, general and administrative	325	12	261	—	598
Development costs	—	10	45	—	55
Total operating costs and expenses	6,970	310	316	(32)	7,564
Gain on sale of assets	—	—	23	—	23
Operating Income/(Loss)	1,537	64	(293)	—	1,308
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	38	(1)	979	(1,016)	—
Equity in earnings of unconsolidated affiliates	6	38	—	—	44
Other income, net	4	25	4	—	33
Loss on debt extinguishment and refinancing expense	—	—	(2)	—	(2)
Interest expense	(11)	(52)	(567)	—	(630)
Total other income/(expense)	37	10	414	(1,016)	(555)
Income Before Income Taxes	1,574	74	121	(1,016)	753
Income tax expense/(benefit)	593	40	(356)	—	277
Net Income	981	34	477	(1,016)	476
Less: Net loss attributable to noncontrolling interest	(1)	—	—	—	(1)
Net Income attributable to NRG Energy, Inc.	$982	$34	$477	$(1,016)	$477

(a)	All significant intercompany transactions have been eliminated in consolidation.
NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
For the Year Ended December 31, 2010

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
	(In millions)
Net Income/(Loss)	$981	$34	$477	$(1,016)	$476
Other comprehensive income/(loss), net of tax
Unrealized gain/(loss) on derivatives, net	21	(11)	10	15	35
Foreign currency translation adjustments, net	—	(6)	3	—	(3)
Defined benefit plan, net	(19)	—	3	—	(16)
Other comprehensive income/(loss)	2	(17)	16	15	16
Comprehensive income/(loss)	983	17	493	(1,001)	492
Less: Comprehensive income attributable to noncontrolling interest	(1)	—	—	—	(1)
Comprehensive income/(loss) attributable to NRG Energy, Inc.	984	17	493	(1,001)	493
Dividends for preferred shares	—	—	9	—	9
Comprehensive income/(loss) available for common stockholders	$984	$17	$484	$(1,001)	$484

(a)	All significant intercompany transactions have been eliminated in consolidation.

NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2010

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
	(In millions)
ASSETS
Current Assets
Cash and cash equivalents	$168	$111	$2,672	$—	$2,951
Funds deposited by counterparties	408	—	—	—	408
Restricted cash	2	6	—	—	8
Accounts receivable-trade, net	693	38	3	—	734
Inventory	445	8	—	—	453
Derivative instruments	1,964	—	—	—	1,964
Cash collateral paid in support of energy risk management activities	321	2	—	—	323
Prepayments and other current assets	112	60	1,313	(1,189)	296
Total current assets	4,113	225	3,988	(1,189)	7,137
Net Property, Plant and Equipment	10,816	1,515	186	—	12,517
Other Assets
Investment in subsidiaries	811	248	22,046	(23,105)	—
Equity investments in affiliates	47	489	—	—	536
Notes receivable - affiliate and capital leases, less current portion	6,507	380	2,130	(8,633)	384
Goodwill	1,868	—	—	—	1,868
Intangible assets, net	1,716	58	33	(31)	1,776
Nuclear decommissioning trust fund	412	—	—	—	412
Derivative instruments	758	—	—	—	758
Restricted cash supporting funded letter of credit facility	—	1,300	—	—	1,300
Other non-current assets	42	22	144	—	208
Total other assets	12,161	2,497	24,353	(31,769)	7,242
Total Assets	$27,090	$4,237	$28,527	$(32,958)	$26,896
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities
Current portion of long-term debt and capital leases	$1,150	$223	$240	$(1,150)	$463
Accounts payable	(2,665)	229	3,219	—	783
Derivative instruments	1,665	3	17	—	1,685
Deferred income taxes	515	(51)	(356)	—	108
Cash collateral received in support of energy risk management activities	408	—	—	—	408
Accrued expenses and other current liabilities	399	34	379	(39)	773
Total current liabilities	1,472	438	3,499	(1,189)	4,220
Other Liabilities
Long-term debt and capital leases	1,857	991	14,533	(8,633)	8,748
Funded letter of credit	—	—	1,300	—	1,300
Nuclear decommissioning reserve	317	—	—	—	317
Nuclear decommissioning trust liability	272	—	—	—	272
Postretirement and other benefit obligations	309	(1)	14	—	322
Deferred income taxes	1,464	279	246	—	1,989
Derivative instruments	294	34	37	—	365
Out-of-market commodity contracts	248	6	—	(31)	223
Other non-current liabilities	195	30	595	—	820
Total non-current liabilities	4,956	1,339	16,725	(8,664)	14,356
Total liabilities	6,428	1,777	20,224	(9,853)	18,576
3.625% Preferred Stock	—	—	248	—	248
Stockholders' Equity	20,662	2,460	8,055	(23,105)	8,072
Total Liabilities and Stockholders' Equity	$27,090	$4,237	$28,527	$(32,958)	$26,896

(a)	All significant intercompany transactions have been eliminated in consolidation.

NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2010

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
	(In millions)
Cash Flows from Operating Activities
Net income	$981	$34	$477	$(1,016)	$476
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions and equity (earnings)/losses of unconsolidated affiliates and consolidated subsidiaries	14	(12)	(914)	893	(19)
Depreciation and amortization	796	32	10	—	838
Provision for bad debts	54	—	—	—	54
Amortization of nuclear fuel	40	—	—	—	40
Amortization of financing costs and debt discounts/premiums	—	6	26	—	32
Amortization of intangibles and out-of-market contracts.	4	—	—	—	4
Impairment charges and asset write downs	20	—	5	—	25
Changes in deferred income taxes and liability for uncertain tax benefits	593	27	(365)	—	255
Changes in nuclear decommissioning liability	34	—	—	—	34
Changes in derivatives	(113)	(1)	—	—	(114)
Loss/(gain) on disposals and sales of assets	27	—	(23)	—	4
Amortization of unearned equity compensation	—	—	30	—	30
Other assets and liabilities	(625)	(187)	776	—	(36)
Net Cash Provided/(Used) by Operating Activities	1,825	(101)	22	(123)	1,623
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	(1,620)	—	(195)	1,815	—
Investment in subsidiaries	—	1,727	(1,727)	—	—
Capital expenditures	(308)	(323)	(75)	—	(706)
Acquisition of businesses, net of cash acquired	—	(142)	(864)	—	(1,006)
Decrease/(increase) in restricted cash, net	1	(5)	—	—	(4)
Decrease in notes receivable	—	39	—	—	39
Purchases of emission allowances, net of proceeds	(34)	—	—	—	(34)
Investments in nuclear decommissioning trust fund securities	(341)	—	—	—	(341)
Proceeds from sales of nuclear decommissioning trust fund securities	307	—	—	—	307
Proceeds from renewable energy grants	84	18	—	—	102
Proceeds from sale of assets, net	14	—	29	—	43
Equity investment in unconsolidated affiliate	4	(22)	(5)	—	(23)
Net Cash (Used)/Provided by Investing Activities	(1,893)	1,292	(2,837)	1,815	(1,623)
Cash Flows from Financing Activities
Proceeds/(payments) from intercompany loans	69	126	1,620	(1,815)	—
Payment of intercompany dividends	(58)	(65)	—	123	—
Payment of dividends to preferred stockholders	—	—	(9)	—	(9)
Net receipts from acquired derivatives that include financing elements	137	—	—	—	137
Payment for treasury stock	—	—	(180)	—	(180)
Installment proceeds from sale of noncontrolling interest in subsidiary	—	50	—	—	50
Proceeds from issuance of common stock	—	—	2	—	2
Proceeds from issuance of long-term debt	73	306	1,105	—	1,484
Proceeds from issuance of term loan for funded letter of credit facility	—	—	1,300	—	1,300
Increase in restricted cash supporting funded letter of credit facility	—	(1,300)	—	—	(1,300)
Payment of debt issuance and hedging costs	(5)	(9)	(61)	—	(75)
Payments of short and long-term debt	—	(304)	(454)	—	(758)
Net Cash Provided/(Used) by Financing Activities	216	(1,196)	3,323	(1,692)	651
Effect of exchange rate changes on cash and cash equivalents	—	(4)	—	—	(4)
Net Increase/(Decrease) in Cash and Cash Equivalents	148	(9)	508	—	647
Cash and Cash Equivalents at Beginning of Period	20	120	2,164	—	2,304
Cash and Cash Equivalents at End of Period	$168	$111	$2,672	$—	$2,951

(a)	All significant intercompany transactions have been eliminated in consolidation.
NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2009

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Eliminations (a)	Consolidated Balance
	(In millions)
Operating Revenues
Total operating revenues	$8,584	$357	$31	$(20)	$8,952
Operating Costs and Expenses
Cost of operations	5,110	236	1	(24)	5,323
Depreciation and amortization	772	40	6	—	818
Selling, general and administrative	266	11	273	—	550
Acquisition-related transaction and integration costs	—	—	54	—	54
Development costs	6	8	34	—	48
Total operating costs and expenses	6,154	295	368	(24)	6,793
Operating Income/(Loss)	2,430	62	(337)	4	2,159
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries	166	—	1,503	(1,669)	—
Equity in earnings of unconsolidated affiliates	10	31	—	—	41
Gains on sales of equity method investments	—	128	—	—	128
Other income/(expense), net	9	(16)	6	(4)	(5)
Refinancing expense	(1)	—	(19)	—	(20)
Interest expense	(106)	(86)	(442)	—	(634)
Total other income/(expense)	78	57	1,048	(1,673)	(490)
Income Before Income Taxes	2,508	119	711	(1,669)	1,669
Income tax expense/(benefit)	964	(5)	(231)	—	728
Net Income	1,544	124	942	(1,669)	941
Less: Net loss attributable to noncontrolling interest	(1)	—	—	—	(1)
Net Income attributable to NRG Energy, Inc.	$1,545	$124	$942	$(1,669)	$942

(a)	All significant intercompany transactions have been eliminated in consolidation.
NRG ENERGY, INC. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
For the Year Ended December 31, 2009

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc. (Note Issuer)	Eliminations(a)	Consolidated Balance
	(In millions)
Net Income/(Loss)	$1,544	$124	$942	$(1,669)	$941
Other comprehensive income/(loss), net of tax
Unrealized gain/(loss) on derivatives, net	64	11	99	(83)	91
Foreign currency translation adjustments, net	—	29	6	—	35
Reclassification adjustment for translation loss realized upon sale of MIBRAG, net	—	(22)	—	—	(22)
Available-for-sale securities, net	—	—	4	—	4
Defined benefit plan, net	1	—	(3)	—	(2)
Other comprehensive income/(loss)	65	18	106	(83)	106
Comprehensive income/(loss)	1,609	142	1,048	(1,752)	1,047
Less: Comprehensive income attributable to noncontrolling interest	(1)	—	—	—	(1)
Comprehensive income/(loss) attributable to NRG Energy, Inc.	1,610	142	1,048	(1,752)	1,048
Dividends for preferred shares	—	—	33	—	33
Comprehensive income/(loss) available for common stockholders	$1,610	$142	$1,015	$(1,752)	$1,015

(a)	All significant intercompany transactions have been eliminated in consolidation.

NRG ENERGY, INC. AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2009

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Energy, Inc.	Elimin-ations (a)	Consolidated Balance
	(In millions)
Cash Flows from Operating Activities
Net income	$1,544	$124	$942	$(1,669)	$941
Adjustments to reconcile net income to net cash provided/(used) by operating activities:
Distributions and equity (earnings)/losses of unconsolidated affiliates	154	(31)	(1,173)	1,009	(41)
Depreciation and amortization	772	40	6	—	818
Provision for bad debts	61	—	—		61
Amortization of nuclear fuel	36	—	—	—	36
Amortization of financing costs and debt discount/premiums	—	13	31	—	44
Amortization of intangibles and out-of-market contracts	153	—	—	—	153
Changes in deferred income taxes and liability for uncertain tax benefits	934	(16)	(229)	—	689
Change in nuclear decommissioning trust liability	26	—	—	—	26
Changes in derivatives	(228)	3	—	—	(225)
Loss on disposals and sales of assets	13	—	—	—	13
Gain on sales of equity method investments	—	(128)	—	—	(128)
Gain recognized on settlement of pre-existing relationship	—	—	(31)	—	(31)
Amortization of unearned equity compensation	—	—	26	—	26
Other assets and liabilities	(640)	29	335	—	(276)
Net Cash Provided/(Used) by Operating Activities	2,825	34	(93)	(660)	2,106
Cash Flows from Investing Activities
Intercompany (loans to)/receipts from subsidiaries	(1,755)	—	159	1,596	—
Investment in subsidiaries	200	60	(260)	—	—
Capital expenditures	(507)	(197)	(30)	—	(734)
Acquisition of business, net of cash acquired	(72)	(67)	(288)	—	(427)
Increase in restricted cash	6	8	—	—	14
(Increase)/decrease in notes receivable	—	(58)	36	—	(22)
Purchases of emission allowances, net of proceeds	(38)	—	—	—	(38)
Investments in nuclear decommissioning trust fund securities	(305)	—	—	—	(305)
Proceeds from sales of nuclear decommissioning trust fund securities	279	—	—	—	279
Proceeds from sale of assets, net	6	—	—	—	6
Proceeds from sales of/(investments in) unconsolidated affiliates, net	—	284	(6)	—	278
Other	—	—	(5)	—	(5)
Net Cash (Used)/Provided by Investing Activities	(2,186)	30	(394)	1,596	(954)
Cash Flows from Financing Activities
(Payments)/proceeds from intercompany loans	(258)	99	1,755	(1,596)	—
Payment of intercompany dividends	(330)	(330)	—	660	—
Payment for dividends to preferred stockholders	—	—	(33)	—	(33)
Net payments to settle acquired derivatives including financing elements	(79)	—	—	—	(79)
Payment for treasury stock	—	—	(500)	—	(500)
Installment proceeds from sale of noncontrolling interest of subsidiary	—	50	—	—	50
Proceeds from issuance of common stock, net of issuance costs	—	—	2	—	2
Proceeds from issuance of long-term debt	77	127	688	—	892
Payment of deferred debt issuance costs	(2)	(3)	(26)	—	(31)
Payments of short and long-term debt	(25)	(47)	(572)	—	(644)
Net Cash (Used)/Provided by Financing Activities	(617)	(104)	1,314	(936)	(343)
Effect of exchange rate changes on cash and cash equivalents	—	1	—	—	1
Net Increase/(Decrease) in Cash and Cash Equivalents	22	(39)	827	—	810
Cash and Cash Equivalents at Beginning of Period	(2)	159	1,337	—	1,494
Cash and Cash Equivalents at End of Period	$20	$120	$2,164	$—	$2,304

(a)	All significant intercompany transactions have been eliminated in consolidation.